Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per share (Parentheticals) - $ / shares	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022
Common Shares Subject to Redemption [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per share (Parentheticals) [Line Items]
Basic and diluted net loss per share	$ 0.00	$ (0.14)
Non-redeemable Common Shares [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per share (Parentheticals) [Line Items]
Basic and diluted net loss per share	$ (0.21)	$ (0.54)